Income Taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Deferred Rent	$ 4	$ 29
Federal and State Net Operating Loss Carryovers	12,964	17,013
Stock Based Compensation	448	9,234
Compensation Accruals and Other	187	(5)
Total deferred tax assets	13,603	26,271
Valuation Allowance for deferred tax assets	(13,550)	(26,222)
Deferred tax assets, net of valuation allowance	53	49
Deferred tax liabilities:
Depreciation	(53)	(49)
Total deferred tax liabilities	(53)	(49)
Net deferred tax asset Liability